UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Grubb & Ellis AGA Realty Income Fund
Schedule of Investments (Unaudited)
February 28, 2010

		Shares	Value
REITS - 26.06%
Real Estate - 26.06%
CapLease, Inc.		47,343	$208,309
Cogdell Spencer, Inc.		50,600	341,550
Hospitality Properties Trust		13,000	285,610
Ramco-Gershenson Properties Trust		30,800	308,616
Starwood Property Trust, Inc.		17,000	318,070
Sun Communities, Inc.		14,900	287,123
TOTAL REITS (Cost $1,611,813)			1,749,278

PREFERRED STOCKS - 67.92%
Real Estate - 67.92%
Apartment Investment & Management Co. Series U, 7.750%		2,300	52,325
Apartment Investment & Management Co. Series Y, 7.875%		10,700	245,351
Ashford Hospitality Trust, Inc. Series A, 8.550%		19,645	382,292
Ashford Hospitality Trust, Inc. Series D, 8.450%		15,600	300,768
Associated Estates Realty Corp. Series B2, 8.700%		4,490	107,760
CapLease, Inc. Series A, 8.125%		2,700	61,843
CBL & Associates Properties, Inc. Series C, 7.750%		6,800	149,804
CBL & Associates Properties, Inc. Series D, 7.375%		7,150	150,365
Cedar Shopping Centers, Inc. Series A, 8.875%		12,320	286,440
Colonial Properties Trust Series D, 8.125%		13,400	319,322
Cousins Properties, Inc. Series A, 7.750%		14,100	299,907
Developers Diversified Realty Corp. Series H, 7.375%		15,210	328,536
Entertainment Properties Trust Series B, 7.750%		5,400	125,928
Entertainment Properties Trust Series C, 5.750%		2,400	41,760
Entertainment Properties Trust Series D, 7.375%		14,900	322,436
Glimcher Realty Trust Series F, 8.750%		13,900	287,800
Glimcher Realty Trust Series G, 8.125%		9,800	188,160
HRPT Properties Trust Series D, 6.500%		3,400	64,498
LaSalle Hotel Properties Series G, 7.250%		7,700	161,931
Lexington Realty Trust Series D, 7.550%		16,200	332,100
SL Green Realty Corp. Series D, 7.875%		6,200	148,180
Sunstone Hotel Investors, Inc. Series A, 8.000%		8,510	201,091
TOTAL PREFERRED STOCKS (Cost $3,616,493)			4,558,597
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 5.57%
Money Market Funds - 5.57%
Fidelity Institutional Money Market - Government Portfolio		$69,971	69,971
Fidelity Institutional Money Market - Money Market Portfolio		303,988	303,988
TOTAL SHORT TERM INVESTMENTS (Cost $373,959)			373,959

Total Investments (Cost $5,602,265) - 99.55%			6,681,834
Other Assets in Excess of Liabilities - 0.45%			29,893
TOTAL NET ASSETS - 100.00%			$6,711,727

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments	$ 5,602,265
Gross unrealized appreciation	1,102,972
Gross unrealized depreciation	(23,403)
Net unrealized appreciation	$ 1,079,569

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Real Estate and Rental and Leasing	$ 5,287,919	$ -	$ -	$ 5,287,919
Accomodation and Food Services	201,091	-	-	$ 201,091
Finance and Insurance	818,864	-	-	818,864
Total Equity	6,307,874	-	-	6,307,874

Short-Term Investments	373,959	-	-	373,959

Total Investments in Securities	$ 6,681,833	$ -	$ -	$ 6,681,833

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2010.

Grubb & Ellis AGA U.S. Realty Fund
Schedule of Investments (Unaudited)
February 28, 2010

		Shares	Value
REITS - 80.86%
Real Estate - 80.86%
Alexandria Real Estate Equities, Inc.		710	$43,750
Apartment Investment & Management Co.		2,660	44,395
Associated Estates Realty Corp.		4,440	54,967
AvalonBay Communities, Inc.		850	69,207
Boston Properties, Inc.		650	44,154
Brandywine Realty Trust		1,160	13,004
CapLease, Inc.		14,340	63,096
Cogdell Spencer, Inc.		14,540	98,145
DiamondRock Hospitality Co.		3,999	35,751
DuPont Fabros Technology Inc.		1,310	25,676
Education Realty Trust, Inc.		11,480	62,566
Entertainment Properties Trust		1,140	43,571
Equity Residential		1,050	37,884
Extra Space Storage, Inc.		2,510	28,313
Felcor Lodging Tr, Inc. (a)		2,500	31,737
General Growth Properties, Inc.		3,300	43,263
HCP, Inc.		730	21,009
Highwoods Properties, Inc.		1,310	38,056
Host Hotels & Resorts, Inc.		1,307	15,305
Pebblebrook Hotel Trust (a)		2,920	59,159
ProLogis		6,230	80,305
Public Storage		770	63,286
Ramco-Gershenson Properties Trust		5,380	53,908
Regency Centers Corp.		640	22,189
Simon Property Group, Inc.		2,573	201,440
Starwood Property Trust, Inc.		4,370	81,763
Sun Communities, Inc.		3,420	65,903
Sunstone Hotel Investors, Inc. (a)		4,630	41,392
U-Store-It Trust		11,080	72,131
Ventas, Inc.		1,410	62,308
Vornado Realty Trust		855	56,191
			1,673,824
TOTAL REITS (Cost $1,611,284)			1,673,824
COMMON STOCKS - 7.30%
Real Estate - 7.30%
Forestar Group, Inc. (a)		4,930	87,458
Jones Lang LaSalle, Inc.		500	31,845
Starwood Hotels & Resorts Worldwide Inc.		820	31,734
			151,037
TOTAL COMMON STOCKS (Cost $160,940)			151,037
PREFERRED STOCKS - 11.54%
Real Estate - 11.54%
Ashford Hospitality Trust, Inc. Series D, 8.450%		6,810	131,297
Glimcher Realty Trust Series G, 8.125%		5,600	107,520
			238,817
TOTAL PREFERRED STOCKS (Cost $220,764)			238,817
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 2.30%
Money Market Funds - 2.30%
Fidelity Institutional Money Market - Money Market Portfolio		$47,664	47,664
TOTAL SHORT TERM INVESTMENTS (Cost $47,665)			47,664
Total Investments (Cost $2,040,653) - 102.00%			2,111,342
Liabilities in Excess of Other Assets - (2.00)%			(41,437)
TOTAL NET ASSETS - 100.00%			$2,069,905

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments	$ 2,040,653
Gross unrealized appreciation	116,482
Gross unrealized depreciation	(45,793)
Net unrealized appreciation	$ 70,689

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Real Estate and Rental and Leasing	$ 1,434,327	$ -	$ -	$ 1,434,327
Finance and Insurance	540,920	-	-	540,920
Accomodation and Food Services	88,431	-	-	88,431
Total Equity	2,063,678	-	-	2,063,678

Short-Term Investments	47,664	-	-	47,664

Total Investments in Securities	$ 2,111,342	$ -	$ -	$ 2,111,342

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2010.

Grubb & Ellis AGA International Realty Fund
Schedule of Investments (Unaudited)
February 28, 2010

		Shares	Value
REITS - 35.27%
Australia - 11.73%
CFS Retail Property Trust		10,000	$17,028
Dexus Property Group (a)		64,000	47,319
Mirvac Group		7,000	9,598
Westfield Group (a)		9,700	104,492
			178,437
France - 4.85%
Unibail-Rodamco SE		400	73,732
Germany - 1.07%
Alstria Office REIT-AG		1,400	16,320
Hong Kong - 2.91%
Champion REIT		48,000	21,705
Link REIT/The		9,000	22,633
			44,338
Netherlands - 5.29%
Corio NV		300	18,562
Eurocommercial Properties NV		1,620	61,853
			80,415
Singapore - 2.90%
Parkway Life Real Estate Investment Trust		48,000	44,049
United Kingdom - 6.52%
British Land Co., PLC		7,300	46,668
Land Securities Group PLC		2,300	22,182
Segro PLC		6,600	30,401
			99,251
TOTAL REITS (Cost $509,877)			536,542
COMMON STOCKS - 62.99%
Australia - 4.36%
ING Office Fund (a)		35,000	18,977
Lend Lease Group (b)		1,273	0
Lend Lease Group		5,600	47,302
			66,279
Austria - 2.12%
Conwert Immobilien Invest (a)		3,000	32,276
Canada - 2.97%
Genesis Land Development Corp. (a)		6,000	17,677
Melcor Developments Ltd. (a)		2,600	27,428
			45,105
Finland - 1.77%
Sponda OYJ		7,200	26,863
Hong Kong - 22.67%
Cheung Kong Holdings Ltd.		2,000	24,401
China Resources Land Ltd.		12,000	24,983
Great Eagle Holdings Ltd.		14,108	39,713
Hang Lung Properties Ltd.		4,000	15,279
Henderson Land Development Co. Ltd.		8,000	54,057
Renhe Commercial Holdings Co. Ltd.		230,000	52,743
Shimao Property Holdings Ltd.		18,000	30,007
Shun Tak Holdings Ltd.		12,000	6,400
Sun Hung Kai Properties Ltd.		7,000	97,216
			344,799
Japan - 12.22%
Mitsubishi Estate Co. Ltd.		6,000	94,209
Mitsui Fudosan Co. Ltd.		4,000	67,534
NTT Urban Development Corp.		8	6,375
Sumitomo Realty & Development Co. Ltd.		1,000	17,761
			185,879
Luxembourg - 2.53%
GAGFAH SA		4,200	38,523
Mexico - 0.50%
Corp GEO SAB de CV (a)		2,600	7,661
Norway - 4.53%
BWG Homes ASA (a)		2,700	9,367
Norwegian Property ASA (a)		15,000	47,880
Olav Thon Eiendom A/S (a)		90	11,727
			68,974
Singapore - 4.65%
Allgreen Properties Ltd.		30,000	23,903
CapitaLand Ltd.		12,000	32,268
City Developments Ltd.		2,000	14,626
			70,797
Sweden - 2.89%
Castellum AB		2,000	19,846
Hufvudstaden AB		3,000	24,194
			44,040
United Kingdom - 1.78%
Bellway PLC		1,000	13,630
Safestore Holdings PLC		6,310	13,422
			27,052
TOTAL COMMON STOCKS (Cost $923,733)			958,248
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 6.47%
Money Market Funds - 6.47%
Fidelity Institutional Money Market - Government Portfolio		$31,809	31,809
Fidelity Institutional Money Market - Money Market Portfolio		66,559	66,559
			98,368
TOTAL SHORT TERM INVESTMENTS (Cost $98,368)			98,368
Total Investments (Cost $1,531,978) - 104.73%			1,593,158
Liabilities in Excess of Other Assets - (4.73)%			(71,885)
TOTAL NET ASSETS - 100.00%			$1,521,273

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Right

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments	$ 1,531,978
Gross unrealized appreciation	98,880
Gross unrealized depreciation	(37,700)
Net unrealized appreciation	$ 61,180

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Real Estate and Rental and Leasing	$ 701,514	$ -	$ -	$ 701,514
Construction	407,984	-	-	407,984
Finance and Insurance	323,202	-	-	323,202
Transportation and Warehousing	13,422	-	-	13,422
Management of Companies and Enterprises	6,400	-	-	6,400
Retail Trade	42,268	-	-	42,268
Total Equity	1,494,790	-	-	1,494,790

Short-Term Investments	98,368	-	-	98,368

Total Investments in Securities	$ 1,593,158	$ -	$ -	$ 1,593,158

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010